Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 464,285,652.47
Previously Paid Amount	0.00
Total Fee Amount	40,392.85
Total Offset Amount	0.00
Net Fee	$ 40,392.85
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A